Critical accounting estimates and judgments - Additional Information (Detail) € in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Mar. 29, 2021 EUR (€)	Jan. 11, 2021	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($) States
Statements [Line Items]
Provisions related to withholding taxes				€ 1.9	€ 2.5
Provisions related to gaming taxes				€ 1.5	€ 20.6
Digital Gaming Corporation [Member]
Statements [Line Items]
Number of states in which the business operations are involved | States						5
Parent [member]
Statements [Line Items]
Transaction costs allocated amount	€ 1.4
Parent [member] | Sports Entertainment Acquisition Corp [Member]
Statements [Line Items]
Transaction costs allocated amount			€ 1.4
Transaction costs recognised as expense			€ 21.6
Standard Bank [Member] | Digital Gaming Corporation [Member]
Statements [Line Items]
Debt instrument face value | $						$ 50
Maximum exposure to credit risk | $						$ 50
Bottom of range [member]
Statements [Line Items]
Estimated useful lives				2 years 6 months
Top of range [member]
Statements [Line Items]
Estimated useful lives				10 years
Discount rate, measurement input [member] | Bottom of range [member]
Statements [Line Items]
Significant unobservable input, assets						19
Discount rate, measurement input [member] | Top of range [member]
Statements [Line Items]
Significant unobservable input, assets						31
royalty rate, measurement input [Member] | Bottom of range [member]
Statements [Line Items]
Significant unobservable input, assets						1
royalty rate, measurement input [Member] | Top of range [member]
Statements [Line Items]
Significant unobservable input, assets						2
Raging River Trading (Pty) Ltd [Member]
Statements [Line Items]
Percentage of outstanding shares entered into call options		100.00%
Percentage of options exercisable				100.00%
Verno Holdings Limited [Member]
Statements [Line Items]
Percentage of options exercisable				100.00%